Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Revolving credit facility	$ 8,005	$ 8,505
Long term debt	397,583	454,048	349,990
Current maturities	(11,148)	(11,153)	(11,942)
Long-term debt obligation	386,435	442,895	338,048
ADS Mexicana [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility	2,000		1,000
ADS [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility	193,800	248,100	186,100
Mortgage Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable	2,833	3,733	4,200
Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Industrial revenue bonds	3,950	4,715	6,190
Term Notes [Member]
Debt Instrument [Line Items]
Notes payable	95,000	97,500	77,500
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Senior notes	$ 100,000	$ 100,000	$ 75,000